Derivative and Other Financial Instruments (Schedule of Offsetting Derivative Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative assets
Gross amounts recognized in the Balance Sheet	$ 63	$ 45
Gross amounts not offset in the Balance Sheet	17	6
Net amount	46	39
Derivative liabilities
Gross amounts recognized in the Balance Sheet	23	37
Gross amounts not offset in the Balance Sheet	17	6
Net amount	$ 6	$ 31